UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07738

Montana Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58701
(Address of principal executive offices) (Zip code)

Brenda Sem, 1 Main Street North, Minot, North Dakota 58701
(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

MONTANA TAX-FREE FUND, INC.
Schedule of Investments September 30, 2004 (Unaudited)

Name of Issuer
Percentages represent the market value of each nvestment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MONTANA MUNICIPAL BONDS (96.5%)

#Billings, MT (West Park Village) Multifamily Hsg. Devl. Ref. Rev. GNMA	Aaa/AAA	5.550%	12/1/2032	$2,500,000	$2,559,650
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC	Aaa/AAA	5.150	7/1/2020	320,000	342,560
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC	Aaa/AAA	5.200	7/1/2021	270,000	289,939
Columbia Falls, MT School Dist. #6 (Flathead Cty.) G.O. FSA	Aaa/AAA	5.700	7/1/2020	815,000	895,457
#Forsyth, MT (Montana Power) Pollution Control Rev. Ref. AMBAC	Aaa/AAA	6.125	5/1/2023	4,250,000	4,303,125
Forsyth, MT (Montana Power) Pollution Control Rev. Ref. AMBAC	Aaa/AAA	5.900	12/1/2023	620,000	632,400
Forsyth, MT (Montana Power) Pollution Control Rev. MBIA	Aaa/AAA	5.900	12/1/2023	600,000	612,000
*Forsyth, MT (Montana Power) Pollution Control Rev. MBIA	Aaa/AAA	6.125	5/1/2023	1,480,000	1,498,500
Lewis & Clark Cty, MT High School District #1 FSA	Aaa/AAA	5.500	7/1/2014	165,000	176,212
Lewis & Clark Cty., MT Solid Waste Facs. Rev.	A-3/NR	6.100	10/1/2014	250,000	255,000
Missoula Cty, MT School Dist. #001 (Missoula) G.O.	A-1/NR	5.500	7/1/2020	150,000	164,178
Missoula Cty, MT School Dist. #001 (Missoula) G.O.	A-1/NR	5.000	7/1/2021	500,000	523,655
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.100	12/1/2018	250,000	260,675
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.125	12/1/2019	250,000	264,125
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.150	12/1/2020	250,000	258,955
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.200	12/1/2021	250,000	259,250
MT Fin. Auth. Rev. (Providence Services) MBIA	Aaa/AAA	5.000	12/1/2019	500,000	534,575
Montana State (Water Pollution Control) Revolving Fund Program G.O.	Aa-3/AA-	5.600	7/15/2020	170,000	186,963
Montana State (Water Pollution Control) Revolving Fund Program G.O.	Aa-3/AA-	5.600	7/15/2020	240,000	263,947
MT Board of Hsg., Single Family Program	Aa-1/AA+	6.400	12/1/2027	115,000	119,655
MT Board of Hsg., Multifamily Mrtge. FHA	Aa-1/NR	6.150	8/1/2026	450,000	469,242
MT Board of Hsg., Single Family Program	Aa/AA+	5.950	12/1/2027	275,000	286,236
MT Board of Hsg., Single Family Mrtge.	Aa/AA+	6.150	6/1/2030	305,000	316,819
MT Hlth. Facs. Auth. (Sisters of Charity) Rev. MBIA	Aaa/AAA	5.000	12/1/2024	620,000	637,472
*MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.375	12/1/2025	1,800,000	1,899,468
MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.450	12/1/2026	100,000	105,978
MT Hlth. Facs. Auth. (Master Loan Program) Rev.	A/NR	6.400	10/1/2014	450,000	459,058
MT Hlth. Facs. Auth. (Northern MT Care Ctr.-Havre) Rev.	Baa-3/NR	6.350	9/1/2015	1,000,000	1,039,020
#MT Hlth. Facs. Auth. (Missoula Community Medl. Ctr.) Rev.	NR/BBB-	6.375	6/1/2018	2,780,000	2,854,170
MT Hlth. Facs. Auth. (State Hospital) Hlth. Care Rev. AMBAC	Aaa/NR	5.000	6/1/2022	1,100,000	1,149,093
MT Hlth. Facs. Auth. (Big Horn Hosp. - Hardin) Rev.	A/NR	5.100	2/1/2018	300,000	308,562
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev.	A/NR	5.100	2/1/2018	350,000	360,686
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev.	A/NR	5.100	2/1/2018	150,000	154,429
MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev.	A/NR	6.000	8/1/2020	1,400,000	1,527,232
MT Board of Hsg., Single Family Program FHA	Aa-1/AA+	5.450	6/1/2027	395,000	404,836
MT Board of Hsg., Single Family Program	Aa/AA+	5.600	12/1/2023	180,000	185,702
MT Board of Hsg., Single Family Program Series 2002A	Aa/AA+	5.200	12/1/2022	380,000	385,483
MT Board of Hsg., Single Family Program	Aa/AA+	5.550	6/1/2033	455,000	465,824
MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	5.500	12/1/2031	2,435,000	2,509,146
MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	6.400	12/1/2032	1,250,000	1,319,438
*MT State Univ. Rev. MBIA	Aaa/AAA	5.625	11/15/2025	1,000,000	1,067,680
MT State Univ. Rev. MBIA	Aaa/AAA	5.375	11/15/2021	500,000	539,215
Montana St. Board of Regents (University of MT) MBIA	Aaa/AAA	5.750	5/15/2024	300,000	334,014
Montana St. Board of Regents (University of MT) MBIA	Aaa/AAA	6.000	5/15/2019	250,000	290,218
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.	NR/A+	5.000	6/1/2018	1,000,000	1,033,140
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev.	NR/BBB+	5.600	10/1/2017	750,000	770,925
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center	NR/BBB+	6.300	10/1/2020	795,000	866,971
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	7/1/2015	145,000	157,160
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	7/1/2016	155,000	169,386
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	7/1/2017	165,000	179,850
Phillips Cty., MT H School Dist. #A School Bldg. G.O. MBIA	Aaa/AAA	5.600	7/1/2015	290,000	314,238
*Richland Cty., MT (MDU) Pollution Control Rev. FGIC	Aaa/AAA	6.650	6/1/2022	600,000	603,000

TOTAL MONTANA MUNICIPAL BONDS (COTST: $36,232,267)					$37,564,512

SHORT-TERM SECURITIES (2.4%)				Shares
Wells Fargo National Tax-Free Money Market				942,552	$942,552
TOTAL SHORT-TERM SECURITIES (COST: $942,552)					$942,552

TOTAL INVESTMENTS IN SECURITIES (COST: $37,174,819)					$38,507,064
OTHER ASSETS LESS LIABILITIES					1,085,696

NET ASSETS					$39,592,760

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”).  The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

 (b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)                Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montana Tax-Free Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Montana Tax-Free Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: November 24, 2004

BY: /s/Brent Wheeler
BRENT WHEELER
TREASURER

Date: November 24, 2004